Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Operating loss	kr (379,720)	kr (28,019)	kr (132,482)
Adjustments for non-cash items	15,465	2,308	51
Interest received	1,912	926	6
Interest paid	(393)	(325)	(8)
Income taxes paid	(528)
Cash flow from operating activities before changes in working capital	(363,264)	(25,110)	(132,433)
Cash flow from changes in working capital
Changes in operating receivables	8,033	(53,546)	2,642
Changes in operating liabilities	46,050	7,645	1,600
Cash flow from operating activities	(309,181)	(71,011)	(128,191)
Investing activities
Acquisition of a subsidiary, net of cash acquired	(172,602)
Purchase of equipment		(118)
Investments in non-current financial assets	(5)	(1,888)
Purchase of intangible assets		(16,066)
Cash flow from investing activities	(172,607)	(18,072)
Financing activities
New share issue	891,388	210,317	738,650
Costs attributable to new share issue	(95,937)	(10,915)	(54,433)
Transaction costs, paid		(1,748)
Exercise of warrants	59,251
Premiums from warrants issuance		2,834	2,826
Purchase of non-controlling interests	(82,172)
Repayment of loans	(3,972)	(1,652)	(470)
Contribution from non-controlling interests			29,999
Cash flow from financing activities	768,558	198,835	716,572
Net increase/(decrease) in cash	286,770	109,752	588,381
Cash at beginning of the year	753,540	646,175	57,352
Exchange-rate difference in cash	(44,006)	(2,387)	442
Cash at the end of the year	kr 996,304	kr 753,540	kr 646,175